UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET SHORT

DURATION MUNICIPAL INCOME FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 86.7%
Alabama - 0.8%
Alabama State Public School & College Authority	5.000%	5/1/14	$7,500,000	$8,229,225
East Alabama Health Care Authority, Health Care Facilities Revenue	5.000%	9/1/13	500,000	520,160	(a)
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	5,000,000	5,058,000

Total Alabama				13,807,385

Alaska - 0.9%
North Slope Boro, AK, GO	5.000%	6/30/12	1,500,000	1,529,565
North Slope Boro, AK, GO	5.000%	6/30/13	1,500,000	1,595,925
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,646,300

Total Alaska				14,771,790

Arizona - 1.3%
Arizona State, COP:
Department of Administration, AGM	5.000%	10/1/13	6,000,000	6,425,280
Department of Administration, AGM	5.000%	10/1/14	12,405,000	13,540,057
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/13	2,255,000	2,402,793

Total Arizona				22,368,130

California - 11.2%
California Health Facilities Financing Authority Revenue:
Adventist Health System	5.000%	3/1/12	1,720,000	1,725,315
Adventist Health System	5.000%	3/1/13	2,000,000	2,077,380
Providence Health & Services System	5.000%	10/1/12	1,000,000	1,030,810
Providence Health & Services System	5.250%	10/1/13	500,000	539,585
California Infrastructure & Economic Development Bank Revenue:
J. Paul Getty Trust	2.500%	4/1/13	5,000,000	5,129,750	(a)
Pacific Gas & Electric Co.	2.250%	4/2/12	3,500,000	3,509,730	(a)
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	16,250,000	18,185,137
California State Economic Recovery, GO	5.000%	7/1/14	10,000,000	10,990,800	(a)
California Statewide CDA Revenue:
FHA, Methodist Hospital Project	5.500%	8/1/13	2,450,000	2,609,348
FHA, Methodist Hospital Project	5.500%	2/1/14	2,000,000	2,159,900
Proposition 1A Receivables Program	5.000%	6/15/13	20,000,000	21,210,000
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	825,908
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,129,660
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	16,221,946
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,425,307
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	10,689,660
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,156,317
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	5.000%	2/7/13	4,000,000	4,172,560	(a)
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,771,375	(b)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,522,430	(b)
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/12	600,000	610,974
Procter & Gamble Project	5.000%	7/1/13	800,000	847,512
Procter & Gamble Project	5.000%	7/1/14	650,000	708,032
Procter & Gamble Project	5.000%	7/1/15	875,000	979,869

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Procter & Gamble Project	5.000%	7/1/16	$1,000,000	$1,148,380
Sacramento, CA, USD, COP, AGM	3.140%	3/1/14	8,500,000	8,671,870	(a)
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,326,700
San Bernardino County, CA, Transportation Authority, Sales Tax Revenue	4.000%	5/1/12	7,000,000	7,066,710
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/13	4,220,000	4,471,596
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/14	2,000,000	2,202,140
San Francisco, CA, City & County Airports Commission, International Airport Revenue	2.250%	12/4/12	16,500,000	16,729,515	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,849,153
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/12	6,285,000	6,462,111
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/13	6,005,000	6,380,373
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	5,000,000	5,470,600
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	4,890,000	5,661,789

Total California				191,670,242

Colorado - 1.9%
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/8/12	3,250,000	3,367,455	(a)
Catholic Health Initiatives	5.000%	11/12/13	7,000,000	7,555,940	(a)
Catholic Health Initiatives	5.250%	11/12/13	1,750,000	1,896,702	(a)
Catholic Health Initiatives	5.250%	11/12/13	250,000	271,938	(a)(c)
Catholic Health Initiatives	5.000%	11/11/14	5,000,000	5,568,700	(a)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,863,700	(a)
Denver, CO, City & County, Excise Tax Revenue, AGM	5.000%	9/1/12	2,500,000	2,563,350

Total Colorado				32,087,785

Connecticut - 2.8%
Connecticut State Development Authority, PCR, Connecticut Light & Power Co. Project	1.250%	9/3/13	30,000,000	30,046,800	(a)
Connecticut State, HEFA Revenue:
Ascension Health Credit	3.500%	2/1/12	2,690,000	2,690,000	(a)
Yale University	4.000%	2/7/13	8,400,000	8,723,988	(a)
Connecticut State, Resources Recovery Authority Revenue:
Covanta Southeastern Connecticut Co.	4.000%	11/15/13	1,235,000	1,294,688	(b)
Covanta Southeastern Connecticut Co.	4.000%	11/15/14	1,755,000	1,882,097	(b)
Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,882,479	(b)

Total Connecticut				47,520,052

District of Columbia - 1.3%
District of Columbia Income Tax Secured Revenue	5.000%	12/1/12	21,295,000	22,139,986

Florida - 7.4%
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/15	10,000,000	10,964,300
Senior Secured High Risk Notes	5.000%	6/1/12	10,000,000	10,156,800
Senior Secured High Risk Notes	5.000%	6/1/13	25,000,000	26,455,750
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	22,982,526
Florida State Municipal Power Agency Revenue, All Requirements Power	5.000%	10/1/13	3,850,000	4,078,690

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
JEA, FL, Electric System Revenue	5.000%	10/1/14	$5,000,000	$5,459,150
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Assured Guaranty	2.000%	7/1/12	2,345,000	2,356,912
Assured Guaranty	2.000%	7/1/13	4,135,000	4,196,281
Assured Guaranty	3.000%	7/1/14	5,315,000	5,500,493
Assured Guaranty	3.000%	7/1/15	2,120,000	2,210,948
Miami-Dade County, FL, Special Obligation:
Capital Asset Acquisition	4.000%	4/1/13	1,190,000	1,234,197
Capital Asset Acquisition, AGM	4.000%	4/1/14	1,205,000	1,273,829
Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,310,162
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	17,133,129
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/12	1,465,000	1,503,295
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/13	1,370,000	1,447,419
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	1,990,000	2,139,628
Volusia County, FL, School Board, Sales Tax Revenue, AGM	5.500%	10/1/12	5,465,000	5,610,697

Total Florida				126,014,206

Georgia - 0.4%
Atlanta, GA, Water & Wastewater Revenue	4.000%	11/1/12	3,365,000	3,454,442
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/12	2,300,000	2,362,146
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/13	1,400,000	1,492,484

Total Georgia				7,309,072

Illinois - 4.8%
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,450,019
Illinois EFA Revenues, University of Chicago	3.375%	2/3/14	8,000,000	8,434,560	(a)
Illinois Finance Authority Revenue, Northwestern Memorial Hospital	5.000%	8/15/13	3,250,000	3,466,385
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,179,280	(a)
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	12,000,000	12,368,280	(a)
Illinois State, GO	5.000%	1/1/15	45,000,000	49,618,350

Total Illinois				82,516,874

Indiana - 4.0%
Indiana Finance Authority Water Utility Revenue, Citizens Energy	3.000%	10/1/14	4,000,000	4,172,960
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	11,069,384
Indiana Health Facility Financing Authority Revenue	5.000%	8/1/13	5,330,000	5,673,412	(a)
Indiana Health Facility Financing Authority Revenue:
Ascencion Health	5.000%	7/28/16	4,000,000	4,603,320	(a)
Ascension Health	4.000%	6/1/16	21,000,000	23,182,320	(a)
Jasper County, IN, PCR, Northern Indiana Public Service, NATL	5.200%	6/1/13	1,000,000	1,047,760
Richmond, IN, Hospital Authority Revenue:
Reid Hospital & Health Care Services Inc. Project	4.000%	1/1/13	1,000,000	1,021,980
Reid Hospital & Health Care Services Inc. Project	4.250%	1/1/14	1,255,000	1,307,672

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	$15,260,000	$15,887,491	(a)

Total Indiana				67,966,299

Iowa - 0.3%
Iowa Finance Authority Health Facilities Revenue, Central Iowa Health System	5.000%	8/15/12	5,500,000	5,633,210	(a)

Kansas - 0.2%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	4,000,000	4,156,360	(a)

Kentucky - 0.4%
Kentucky State Property & Building Commission, EDR	5.000%	5/1/14	2,035,000	2,211,394
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	3,800,000	4,370,228

Total Kentucky				6,581,622

Louisiana - 0.2%
Louisiana Local Government Environmental Facilities & CDA:
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/13	1,750,000	1,844,290
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	1,500,000	1,580,130
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	3.500%	6/1/13	730,000	753,316

Total Louisiana				4,177,736

Massachusetts - 3.1%
Lawrence, MA, GO, BAN	1.500%	9/1/12	1,700,000	1,708,891
Massachusetts State HEFA Revenue, Northeastern University	4.000%	10/1/12	1,000,000	1,022,860
Massachusetts State Port Authority Revenue	5.000%	7/1/12	2,250,000	2,289,735	(b)
Massachusetts State Port Authority Revenue	5.000%	7/1/13	2,500,000	2,641,200	(b)
Massachusetts State Port Authority Revenue	5.000%	7/1/14	5,000,000	5,364,750	(b)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,390,790	(b)
Massachusetts State, GO	0.320%	2/1/14	21,500,000	21,500,000	(d)
Massachusetts State, GO, Consolidated Loan	0.460%	9/1/14	15,000,000	15,000,000	(d)

Total Massachusetts				53,918,226

Michigan - 5.4%
Michigan Finance Authority Revenue, Detroit School District	5.000%	6/1/16	23,000,000	24,765,940
Michigan State Building Authority Revenue:
Facilities Program	3.000%	10/15/12	2,225,000	2,263,804
Facilities Program	3.000%	10/15/13	2,430,000	2,501,709
Facilities Program	4.000%	10/15/14	2,915,000	3,119,079
Facilities Program	4.000%	10/15/15	2,030,000	2,202,794
Michigan State Housing Development Authority	3.500%	6/1/12	8,225,000	8,255,926
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	11,000,000	12,186,350	(a)
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/14	2,810,000	3,026,089	(b)
Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	30,253,686	(b)
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/13	1,000,000	1,033,080

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - contined
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/14	$2,100,000	$2,218,545

Total Michigan				91,827,002

Minnesota - 0.7%
Minnesota Agricultural & Economic Development Board Revenue:
Essentia Health Care	4.000%	2/15/14	3,460,000	3,646,840
Essentia Health Care	5.000%	2/15/15	1,340,000	1,474,362
Northern Municipal Power Agency, MN, Electric System Revenue	5.000%	1/1/13	6,000,000	6,211,500

Total Minnesota				11,332,702

Missouri - 0.1%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.000%	8/1/13	500,000	524,320
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	700,000	724,717	(a)(b)

Total Missouri				1,249,037

Nevada - 0.4%
Clark County, NV, Refunding Bond Bank, GO, AMBAC	5.000%	11/1/13	1,400,000	1,514,646	(e)
Clark County, NV, Airport Revenue	5.000%	7/1/12	4,500,000	4,581,135

Total Nevada				6,095,781

New Jersey - 3.3%
Gloucester County, NJ, Improvement Authority, Solid Waste Resource Recovery Revenue, Waste Management Inc. Project	2.625%	12/3/12	5,250,000	5,335,575	(a)
Hudson County, NJ, Improvement Authority Revenue, County-GTD Pooled Notes	2.000%	8/17/12	4,500,000	4,534,470
New Jersey EDA Revenue:
School Facilities	4.000%	9/1/14	4,000,000	4,306,720
School Facilities	5.000%	9/1/15	3,000,000	3,412,740
School Facilities	5.000%	9/1/16	4,605,000	5,388,863
School Facilities Construction	5.000%	12/15/13	2,000,000	2,145,240
School Facilities Construction	5.000%	12/15/14	2,000,000	2,224,900
New Jersey Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.000%	11/15/13	2,325,000	2,475,683
Catholic Health East	5.000%	11/15/14	4,710,000	5,132,016
New Jersey State EFA Revenue, University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,702,800
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/13	4,725,000	5,006,091
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	5,001,975
New Jersey State Transportation Trust Fund Authority, Transportation Systems, FGIC	5.250%	12/15/13	5,000,000	5,425,050

Total New Jersey				56,092,123

New Mexico - 0.5%
Albuquerque, NM, Airport Revenue	5.000%	7/1/12	1,665,000	1,694,404
Farmington, NM, PCR, Arizona Public Service Co.	2.875%	10/10/13	4,000,000	4,083,120	(a)(b)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - contined
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	5.000%	8/1/12	$2,000,000	$2,042,980

Total New Mexico				7,820,504

New York - 11.2%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue:
Covanta Babylon Inc.	5.000%	1/1/14	2,500,000	2,636,525
Covanta Babylon Inc.	5.000%	1/1/15	4,295,000	4,610,854
MTA, NY, Revenue	5.000%	11/15/13	5,000,000	5,365,500	(a)
New York City, NY, HDC, MFH Revenue	3.000%	11/1/12	6,000,000	6,029,880
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	4,000,000	4,457,760
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	11/1/13	4,000,000	4,324,640
Future Tax Secured	5.000%	11/1/14	20,935,000	23,493,257
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/13	2,470,000	2,581,249	(e)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/14	3,000,000	3,261,630
New York City, NY, Trust for Cultural Resources Revenue:
Juilliard School	2.750%	7/1/12	3,550,000	3,587,169	(a)
Juilliard School	2.100%	7/1/15	4,000,000	4,110,480	(a)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project	1.450%	11/1/12	18,000,000	18,077,220	(a)(b)
New York State Energy Research & Development Authority, PCR, New York State Electric & Gas Corp.	2.125%	3/15/15	14,000,000	13,955,760
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project of New Jersey	2.500%	1/2/13	4,000,000	4,057,720	(a)
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	37,394,940
New York, NY, GO	5.000%	9/1/12	2,500,000	2,569,400
Triborough Bridge & Tunnel Authority, NY, Revenue	4.000%	11/15/12	27,500,000	28,305,750	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	20,000,000	21,998,600	(a)

Total New York				190,818,334

North Dakota - 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,073,710	(a)(b)

Ohio - 2.4%
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	2,650,000	2,909,938	(a)
Ohio State Air Quality Development Authority Revenue:
Columbus Southern Power Co.	3.875%	6/1/14	5,000,000	5,223,700	(a)
Pollution Control, FirstEnergy Nuclear Generation Corp.	3.750%	12/1/14	20,995,000	21,923,189	(a)
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,331,080
Ohio State University, General Receipts	5.000%	12/1/14	7,000,000	7,862,260

Total Ohio				41,250,167

Oregon - 1.0%
Clackamas County, OR, Hospital Facility Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Legacy Health System	5.000%	7/15/12	$7,000,000	$7,120,260	(a)
Legacy Health System	5.000%	7/15/14	5,000,000	5,414,350	(a)
Oregon State Department of Administrative Services, Lottery Revenue	5.000%	4/1/14	2,000,000	2,192,740
Oregon State Facilities Authority Revenue:
Legacy Health System	5.000%	3/15/13	1,000,000	1,042,810
Legacy Health System	5.000%	3/15/14	750,000	807,412

Total Oregon				16,577,572

Pennsylvania - 5.5%
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	9,293,212
Beaver County, PA, IDA, PCR:
FirstEnergy Nuclear Generation Corp.	3.000%	4/2/12	5,000,000	5,010,750	(a)
FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,284,200	(a)
Montgomery County, PA, Higher Education & Health Authority Hospital Revenue:
Abington Memorial Hospital	5.000%	6/1/13	2,000,000	2,101,680
Abington Memorial Hospital	5.000%	6/1/14	2,670,000	2,886,137
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
Exelon Generation Co. LLC	5.000%	6/1/12	2,000,000	2,028,420	(a)
PPL Energy Supply LLC	3.000%	9/1/15	25,250,000	26,152,940	(a)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program	5.000%	6/15/13	10,000,000	10,623,400
Philadelphia, PA, School District, GO	5.000%	9/1/14	10,000,000	10,841,900
Pittsburgh, PA, Water & Sewer Authority System Revenue, Assured Guaranty	2.625%	9/1/12	4,750,000	4,775,413	(a)
St. Mary Hospital Authority, PA, Health System Revenue:
Catholic Health East	5.000%	11/15/13	3,100,000	3,304,910
Catholic Health East	4.000%	11/15/14	4,330,000	4,639,898
University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project	5.500%	9/15/13	2,800,000	2,994,488	(a)

Total Pennsylvania				94,937,348

South Carolina - 1.2%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	2,000,000	2,199,840
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	9,471,200
Santee Cooper Project	5.000%	12/1/17	8,000,000	9,731,200

Total South Carolina				21,402,240

Tennessee - 2.6%
Lewisburg, TN, IDB, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.500%	7/1/12	4,250,000	4,278,177
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	28,776,500
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,444,180
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,369,250

Total Tennessee				44,868,107

Texas - 7.0%
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/12	2,000,000	2,053,300
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/13	4,000,000	4,301,280

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	$3,500,000	$3,775,590
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,764,275
Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project	2.300%	9/3/13	25,550,000	26,188,494	(a)
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,058,500
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital System	5.000%	6/1/12	5,000,000	5,078,100	(a)
Methodist Hospital System	5.000%	6/1/13	5,000,000	5,285,000	(a)
Methodist Hospital System	5.250%	12/1/13	500,000	543,445
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,750,865	(b)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	11,388,000	(b)
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	9,990,000	10,966,023
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	10,000	11,049	(e)
North Texas Tollway Authority Revenue	5.000%	1/1/13	1,000,000	1,037,950	(a)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	8,945,000	9,850,145
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	23,261,600

Total Texas				119,313,616

U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/13	3,250,000	3,408,438
Senior Lien	5.000%	10/1/14	3,000,000	3,213,450
Subordinated Lien	5.000%	10/1/13	3,765,000	3,939,056
Subordinated Lien	5.000%	10/1/14	3,250,000	3,467,327

Total U.S. Virgin Islands				14,028,271

Utah - 0.6%
Utah State, GO	4.000%	7/1/13	10,000,000	10,527,900

Virginia - 1.8%
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	16,647,450
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,196,200	(a)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	4.050%	5/1/14	3,500,000	3,685,850	(a)

Total Virginia				30,529,500

Washington - 0.5%
Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue	5.250%	7/1/14	6,000,000	6,568,200	(b)
Washington State Health Care Facilities Authority Revenue:
PeaceHealth	5.000%	11/1/13	1,000,000	1,067,540
PeaceHealth	5.000%	11/1/14	1,550,000	1,706,752

Total Washington				9,342,492

Wisconsin - 0.5%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/12	1,000,000	1,028,920	(b)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/14	805,000	876,154	(b)
Wisconsin HEFA, Health Care Facilities Revenue:
Luther Hospital	5.000%	11/15/12	1,750,000	1,809,780
Luther Hospital	4.000%	11/15/13	1,075,000	1,135,189

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - continued
Wisconsin State Petroleum Inspection Fee Revenue	5.000%	7/1/14	$3,750,000	$4,123,463

Total Wisconsin				8,973,506

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,440,707,278)				1,482,698,887

SHORT-TERM INVESTMENTS - 12.7%
California - 1.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Acacia Creek at Union Project, SPA-Bank of America N.A.	0.100%	7/1/38	13,000,000	13,000,000	(f)(g)
California State, GO, Subordinated, LOC-KBC Bank	0.400%	5/1/40	8,700,000	8,700,000	(f)(g)
California Statewide CDA Revenue:
John Muir Health, LOC-UBS AG	0.030%	8/15/36	1,400,000	1,400,000	(f)(g)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.040%	12/1/37	1,165,000	1,165,000	(f)(g)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.040%	4/1/33	7,900,000	7,900,000	(f)(g)

Total California				32,165,000

Illinois - 0.2%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.050%	5/1/31	135,000	135,000	(f)(g)
Illinois Finance Authority Revenue, University of Chicago Medical Center, LOC-Bank of America N.A.	0.050%	8/1/43	2,700,000	2,700,000	(f)(g)

Total Illinois				2,835,000

Indiana - 0.4%
Indiana State Finance Authority, Economic Development Revenue, Republic Services Inc. Project	0.850%	6/1/12	7,500,000	7,500,000	(a)(b)

Kentucky - 0.3%
Kentucky State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services Inc.	0.850%	6/1/12	5,000,000	5,000,000	(a)(b)

Louisiana - 0.1%
St. James Parish, LA, PCR, Texaco Inc. Project	0.040%	7/1/12	1,800,000	1,800,000	(f)(g)

Missouri - 0.0%
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Bank of America N.A.	0.050%	10/1/35	600,000	600,000	(f)(g)

New York - 6.9%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.300%	4/1/35	47,600,000	47,600,000	(f)(g)
LOC-Dexia Credit Local	0.300%	1/1/36	21,530,000	21,530,000	(f)(g)
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.080%	6/15/34	6,000,000	6,000,000	(f)(g)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.300%	6/15/32	9,900,000	9,900,000	(f)(g)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Fortis Bank S.A.	0.030%	6/15/36	100,000	100,000	(f)(g)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.300%	11/1/22	$33,270,000	$33,270,000	(f)(g)

Total New York				118,400,000

North Carolina - 1.9%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.400%	1/15/42	7,200,000	7,200,000	(f)(g)
AGM, SPA-Dexia Credit Local	0.400%	1/15/43	18,600,000	18,600,000	(f)(g)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.120%	2/1/28	6,385,000	6,385,000	(f)(g)

Total North Carolina				32,185,000

Ohio - 0.4%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.040%	11/15/39	6,260,000	6,260,000	(f)(g)
Montgomery County, OH, Revenue, Miami Valley Hospital, SPA-JPMorgan Chase	0.040%	11/15/45	800,000	800,000	(f)(g)

Total Ohio				7,060,000

Virginia - 0.6%
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project, SPA-SunTrust Bank	0.060%	11/1/36	700,000	700,000	(f)(g)
Virginia Commonwealth University, Health System Authority Revenue:
AMBAC, LOC-Wells Fargo Bank N.A.	0.060%	7/1/30	200,000	200,000	(f)(g)
LOC-Wells Fargo Bank N.A.	0.040%	7/1/37	1,400,000	1,400,000	(f)(g)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.060%	7/1/42	7,000,000	7,000,000	(f)(g)

Total Virginia				9,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $216,845,000)				216,845,000

TOTAL INVESTMENTS - 99.4% (Cost - $1,657,552,278#)				1,699,543,887
Other Assets in Excess of Liabilities - 0.6%				11,009,050

TOTAL NET ASSETS - 100.0%				$1,710,552,937

(a)	Maturity date shown represents the mandatory tender date.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

Summary of Investments by Industry*

Transportation	14.3%
Industrial Revenue	11.9
Special Tax Obligation	10.2
Health Care	10.2
Education	8.6
Power	8.4
State General Obligation	6.3
Water & Sewer	5.2
Solid Waste/Resource Recovery	4.2
Other	3.1
Leasing	2.2
Local General Obligation	1.5
Housing	0.8
Pre-Refunded/Escrowed to Maturity	0.3
Short-Term Investments	12.8

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of January, 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2012

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	7.4%
AA/Aa	39.1
A	33.5
BBB/Baa	6.0
BB	0.5
A-1/VMIG 1	12.7
NR	0.8

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 13 through 15 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (continued)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (continued)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$1,482,698,887	—	$1,482,698,887
Short-term investments†	—	216,845,000	—	216,845,000

Total investments	—	$1,699,543,887	—	$1,699,543,887

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$42,363,509
Gross unrealized depreciation	(371,900)

Net unrealized appreciation	$41,991,609

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2012